John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 98.5%		$5,198,696,660
(Cost $3,387,799,466)
Communication services 17.8%		941,006,737
Entertainment 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,982,256	92,749,758
The Walt Disney Company	550,958	76,203,001
Interactive media and services 10.9%
Alphabet, Inc., Class A (A)	172,575	247,262,009
CarGurus, Inc. (A)	2,172,171	77,437,896
Facebook, Inc., Class A (A)	1,249,996	252,386,692
Media 3.7%
Comcast Corp., Class A	1,510,540	65,240,223
Fox Corp., Class A	7,355	272,723
Fox Corp., Class B	3,563,293	129,454,435
Consumer discretionary 17.3%		911,400,296
Household durables 5.8%
Lennar Corp., A Shares	3,270,386	217,022,815
Tempur Sealy International, Inc. (A)	962,606	88,193,962
Internet and direct marketing retail 9.3%
Amazon.com, Inc. (A)	227,895	457,777,244
eBay, Inc.	903,737	30,329,414
Leisure products 1.4%
Polaris, Inc.	828,153	76,057,572
Textiles, apparel and luxury goods 0.8%
Ralph Lauren Corp.	370,214	42,019,289
Consumer staples 8.6%		453,344,921
Beverages 4.6%
Anheuser-Busch InBev SA, ADR	1,915,479	144,235,569
Diageo PLC, ADR	208,575	32,944,421
PepsiCo, Inc.	459,748	65,293,411
Food and staples retailing 2.2%
Walmart, Inc.	1,030,944	118,032,779
Food products 1.8%
Danone SA	1,160,130	92,838,741
Energy 5.0%		261,465,974
Energy equipment and services 1.4%
Baker Hughes Company	3,368,095	72,952,938
Oil, gas and consumable fuels 3.6%
Cheniere Energy, Inc. (A)	2,747,321	162,751,296
Kinder Morgan, Inc.	1,234,391	25,761,740
Financials 21.1%		1,112,695,142
Banks 10.9%
Bank of America Corp.	6,290,370	206,512,847
Citigroup, Inc.	2,587,853	192,562,142
First Republic Bank	304,508	33,763,847
JPMorgan Chase & Co.	1,084,787	143,582,407
Capital markets 8.3%
Morgan Stanley	4,031,296	210,675,529
State Street Corp.	1,105,032	83,573,570
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	590,679	$140,433,932
Consumer finance 1.9%
American Express Company	437,700	56,844,099
Synchrony Financial	1,380,647	44,746,769
Health care 7.6%		399,835,187
Biotechnology 1.8%
Amgen, Inc.	212,328	45,873,464
Gilead Sciences, Inc.	759,972	48,030,230
Health care equipment and supplies 2.3%
Danaher Corp.	411,859	66,255,757
Zimmer Biomet Holdings, Inc.	359,399	53,155,112
Health care providers and services 2.6%
UnitedHealth Group, Inc.	502,327	136,858,991
Pharmaceuticals 0.9%
Bristol-Myers Squibb Company	788,906	49,661,633
Industrials 3.5%		185,878,071
Aerospace and defense 1.0%
United Technologies Corp.	348,339	52,320,518
Machinery 0.8%
Caterpillar, Inc.	322,762	42,394,789
Road and rail 1.7%
Union Pacific Corp.	508,097	91,162,764
Information technology 14.6%		771,849,825
IT services 1.3%
Visa, Inc., Class A	347,995	69,240,565
Semiconductors and semiconductor equipment 1.5%
Analog Devices, Inc.	462,660	50,776,935
Broadcom, Inc.	101,515	30,978,317
Software 5.2%
Microsoft Corp.	1,076,843	183,310,984
Workday, Inc., Class A (A)	494,466	91,293,258
Technology hardware, storage and peripherals 6.6%
Apple, Inc.	1,118,703	346,249,766
Materials 0.9%		50,079,162
Chemicals 0.9%
LyondellBasell Industries NV, Class A	643,195	50,079,162
Real estate 2.1%		111,141,345
Equity real estate investment trusts 2.1%
American Tower Corp.	479,595	111,141,345

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$80,051,000
(Cost $80,047,514)
U.S. Government Agency 0.8%				41,034,000
Federal Agricultural Mortgage Corp. Discount Note	1.500	02-03-20	8,907,000	8,907,000
Federal Home Loan Bank Discount Note	1.500	02-03-20	32,127,000	32,127,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

	Par value^	Value
Repurchase agreement 0.7%		39,017,000
Barclays Tri-Party Repurchase Agreement dated 1-31-20 at 1.570% to be repurchased at $37,692,931 on 2-3-20, collateralized by $36,622,500 U.S. Treasury Notes, 2.625% due 12-31-23 (valued at $38,446,871)	37,688,000	37,688,000
Repurchase Agreement with State Street Corp. dated 1-31-20 at 0.550% to be repurchased at $1,329,061 on 2-3-20, collateralized by $1,255,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $1,358,790)	1,329,000	1,329,000

Total investments (Cost $3,467,846,980) 100.0%	$5,278,747,660
Other assets and liabilities, net 0.0%	40,514
Total net assets 100.0%	$5,278,788,174

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$941,006,737	$941,006,737	—	—
Consumer discretionary	911,400,296	911,400,296	—	—
Consumer staples	453,344,921	360,506,180	$92,838,741	—
Energy	261,465,974	261,465,974	—	—
Financials	1,112,695,142	1,112,695,142	—	—
Health care	399,835,187	399,835,187	—	—
Industrials	185,878,071	185,878,071	—	—
Information technology	771,849,825	771,849,825	—	—
Materials	50,079,162	50,079,162	—	—
Real estate	111,141,345	111,141,345	—	—
Short-term investments	80,051,000	—	80,051,000	—
Total investments in securities	$5,278,747,660	$5,105,857,919	$172,889,741	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	5